Note 9 - Other Disclosures - Number and Movement in RSUs (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
The weighted average remaining contractual life (Year)	2 years 10 months 24 days	3 years 10 months 24 days
Restricted stock units [member]
Statement Line Items [Line Items]
Balance	86,411	0
Granted during the period	0	86,411
Forfeited during the period	(22,542)	0
Exercised during the period	0	0
Balance	63,869	86,411
The weighted average remaining contractual life (Year)	8 years 10 months 24 days	9 years 10 months 24 days